Operating Segments - Summary of Revenue Attributed to Geographical Locations (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 52,615,338	$ 48,797,124
Canada
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	8,418,058	12,447,125
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	43,378,696	35,330,138
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 818,584	$ 1,019,861